13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/31/2002
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2002

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, June 30, 2002

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 45
From 13F Information Table Value Total (USD): 127,422,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs            COM     002824100     766     20350 SH         Sole
AFLAC Inc.             COM     001055102    3152     98487 SH         Sole
American Express       COM     025816109    9816    270251 SH         Sole
American Int'l Group   COM     026874107   19523    286139 SH         Sole
Americredit Corp	     COM     03060R101    1302     46425 SH         Sole
Aol/Time Warner Inc.   COM     02364J104    3521    239380 SH         Sole
Automatic Data Proc.   COM     053015103    3229     74151 SH         Sole
Berkshire Hathaway     COM     084670991    1937        29 SH         Sole
Berkshire Hathaway B   COM     084670207    9441      4226 SH         Sole
Chevron-Texaco Corp.   COM     166751107     315      3558 SH         Sole
CitiGroup Inc          COM     172967101    2246     57969 SH         Sole
Coca-Cola              COM     191216100    2868     51221 SH         Sole
Colgate Palmolive      COM     194162103    1927     28492 SH         Sole
Conseco Inc            COM     208464107    1591    795665 SH         Sole
Disney                 COM     254687106    1823     96429 SH         Sole
El Paso	           COM     835415100    2163     96429 SH         Sole
Electronic Data Sys    COM     285661104    3558     95785 SH         Sole
Emerson Electric       COM     291011104    1438     26881 SH         Sole
Exxon Mobil Corp       COM     302290101    2456     60022 SH         Sole
Fannie Mae             COM     313586109    7095     96198 SH         Sole
Freddie Mac            COM     313400301    1350     22060 SH         Sole
General Electric       COM     369604103   12095    416355 SH         Sole
General Motors H       COM     370442832     148     14212 SH         Sole
Gillette               COM     375766102    1983     58535 SH         Sole
Home Depot             COM     437076102    1216     33119 SH         Sole
Honeywell Intl.        COM     438516106    1002     28430 SH         Sole
Intl. Speedway CL A    COM     460335201	  1213     30260 SH         Sole
J.P. Morgan Chase & Co.COM     616880100     882     26014 SH         Sole
Jefferson-Pilot Corp   COM     475070108    2013     42837 SH         Sole
Johnson & Johnson      COM     478160104    1729     33094 SH         Sole
Merck                  COM     589331107     397      7832 SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     281      4850 SH         Sole
Pepsico Inc.           COM     713448108    1039     21560 SH         Sole
Pfizer                 COM     717081103    9076    259305 SH         Sole
Procter & Gamble       COM     742718109    1730     19369 SH         Sole
Royal Dutch Petroleum  COM     780257804     400      7230 SH         Sole
SLM Corp/USA Education COM     78442A109    5322     54922 SH         Sole
SBC Communications     COM     78387G103     244      7988 SH         Sole
Schering-Plough        COM     806605101     383     15573 SH         Sole
United Technologies    COM     913017109     330      4860 SH         Sole
Washington Post        COM     939640108     676      1240 SH         Sole
Watson Wyatt & Co.     COM     942712100     345     14250 SH         Sole
Wells Fargo & Co.      COM     949746101     759     15167 SH         Sole
Wesco Financial        COM     950817106    2043      6775 SH         Sole
Wyeth/Amer.Home Prod)  COM     026609107     597     11670 SH         Sole